Stock Options and Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity is as follows:

		Weighted	Weighted
		average	average remaining
		exercise	contractual life
	Stock options	price	(in years)

Outstanding as of December 31, 2015	402,003	$71.25	7.26
Granted	–	$–
Exercised	–	$–
Cancelled or expired	(7,800)	$8.00
Outstanding as of March 31, 2016	394,203	$17.50	6.98

Excercisable as of December 31, 2015	197,547	$25.25	5.59
Excercisable as of March 31, 2016	220,040	$23.75	5.38

A summary of stock option activity is as follows:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)
Outstanding at December 31, 2013	203,310	$27.75	7.02
Granted	96,180	$13.75
Exercised	(1,000)	$13.75
Cancelled or expired	(17,700)	$27.75
Outstanding at December 31, 2014	280,790	$23.00	6.69
Granted	158,313	$8.25
Exercised	-
Cancelled or expired	(37,100)	$22.50
Outstanding at December 31, 2015	402,003	$17.25	7.26

Exercisable at December 31, 2014	183,859	$27.75	6.52
Exercisable at December 31, 2015	197,547	$25.25	5.59

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following table summarizes information about stock options at March 31, 2016:

Stock options outstanding				Stock options exercisable
			Weighted		Weighted
		Weighted average	average		average
		Remaining contractual	exercise		exercise
Exercise price	Outstanding	Life (in years)	price	Exercisable	price
$6.25	106,133			9,258
$12.00	6,000			750
$12.50	3,160			3,160
$13.25	23,800			4,463
$13.75	150,080			97,378
$20.00	12,800			12,800
$31.25	12,400			12,400
$37.50	71,240			71,240
$50.00	8,590			8,590
$6.25 – $50.00	394,203	6.98	$17.50	220,039	$2,375

The following table summarizes information about stock options at December 31, 2015:

	Options Outstanding			Options Exercisable
Exercise Price	Outstanding	Weighted Average Remaining contractual life (in years)	Weighted Average Exercise Price	Exercisable	Weighted Average Exercise Price
$6.25	112,133			-
$12.00	6,000			375
$12.50	3,160			3,160
$13.25	24,000			3,175
$13.75	151,680			85,807
$20.00	12,800			12,800
$31.25	12,400			12,400
$37.50	71,240			71,240
$50.00	8,590			8,590
$6.25 - $50.00	402,003	7.26	$17.25	197,547	$25.25

Schedule of Nonvested Share Activity [Table Text Block]
The following table summarizes the activity of the Company’s stock options that have not yet vested:

		Weighted average
		grant-date fair
	Stock options	value (per option)
Non-vested as of December 31, 2015	204,457	$3.814
Granted	–	–
Forfeited	(7,800)	$1.046
Vested	(13,853)	$4.492
Non-vested as of March 31, 2016	182,804	$3.883

The following table summarizes the activity of the Company’s stock options that have not vested for the year ended December 31, 2015:
	Shares	Weighted Average Grant-date Fair Value
Nonvested at December 31, 2013	43,087	$0.467
Granted	79,446	$0.207
Forfeited	(10,362)	$0.513
Vested	(15,240)	$0.734
Nonvested at December 31, 2014	96,931	$0.258
Granted	158,313	$0.155
Forfeited	(37,100)	$0.386
Vested	(13,688)	$0.283
Nonvested at December 31, 2015	204,456	$0.153

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock-based compensation expense is as follows:

	Three Months Ended March 31,
	2016	2015
Selling, general, and administrative expense	$58,018	$77,705
Research and development expense	5,782	10,730
Total stock-based compensation	$63,800	$88,435

Stock-based compensation expense is as follows:

	Year ended
	December 31, 2015	December 31, 2014
Selling, general, and administrative expense	$230,016	$251,101
Research and development expense	37,622	37,894
Total stock-based compensation expense	$267,638	$288,995

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of the stock option grants was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Three Months Ended March 31,
	2016	2015
Weighted average risk-free interest rate	N/A	1.93%
Volatility factor	N/A	63.90%
Weighted average expected life (in years)	N/A	10
Dividend rate	N/A	0%

The fair value of the option grants was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions:

	Year ended
	December 31, 2015	December 31, 2014
Risk-free interest rate	1.82%	1.91%
Volatility factor	65.78%	70.03%
Weighted average expected life (in years)	7	7
Dividend rate	0.0%	0.0%